SELECTED AMERICAN SHARES, INC.
SELECTED INTERNATIONAL FUND, INC.
CERTIFICATION PURSUANT TO RULE 497(j)
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re:          Selected American Shares, Inc. (File Nos. 2-10699, 811-51)
Selected International Fund, Inc. (File Nos. 2-27514, 811-1533)
Selected American Shares (S000003448; C000009551, C000009552)
Selected International Fund (S000003449; C000009553, C000009554)
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, filed on April 29, 2022, and that the text of the most recent amendment to the registration statement has been filed electronically.
Dated: April 29, 2022
Selected American Shares, Inc.
Selected International Fund, Inc.
By: /s/ Lisa J. Cohen
Lisa J. Cohen, Secretary